Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024
C000174035
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Destra Flaherty & Crumrine Preferred and Income Fund A	Destra Flaherty & Crumrine Preferred and Income Fund A
Average Annual Return, Percent	12.93%		2.01%	4.26%
C000174036
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Destra Flaherty & Crumrine Preferred and Income Fund C
C000174037
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Destra Flaherty & Crumrine Preferred and Income Fund I
Without Sales Load [Member] | C000174035
Average Annual Return [Line Items]
Average Annual Return, Percent	18.26%		2.95%	4.74%
Without Sales Load [Member] | C000174036
Average Annual Return [Line Items]
Average Annual Return, Percent	17.40%		2.19%	3.97%
Without Sales Load [Member] | C000174037
Average Annual Return [Line Items]
Average Annual Return, Percent	18.57%		3.21%	5.04%
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Average Annual Return, Percent	18.42%		3.66%	5.06%
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Average Annual Return, Percent	18.42%		3.66%	5.06%
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Average Annual Return, Percent	18.42%		3.66%	5.06%